Financial Instruments Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Notional amount	$ 188,050	$ 178,698
Fair value	188,028	178,651
Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,418	1,483
Fair value	28	10
Total single name credit default swap contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,246	1,051
Fair value	31	20
Total single name credit default swap contracts | A Rating | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	676	552
Fair value	21	7
Total single name credit default swap contracts | BBB Rating | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	570	499
Fair value	10	13
Credit default swap index contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	172	432
Fair value	$ (3)	$ (10)